Cover Document	Jul. 29, 2021
Document Information [Line Items]
Entity Central Index Key	0001345126
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Period End Date	Jul. 29, 2021
Entity File Number	001-34927
Entity Tax Identification Number	57-6218917
Entity Registrant Name	COMPASS DIVERSIFIED HOLDINGS
Entity Address, Address Line One	301 Riverside Avenue
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	203
Local Phone Number	221-1703
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Type	8-K
Shares Representing Beneficial Interests In Compass Diversified Holdings [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares representing beneficial interests in Compass Diversified Holdings
Trading Symbol	CODI
Security Exchange Name	NYSE
Series A Preferred Shares Representing Series A Trust Preferred Interest In Compass Diversified Holdings [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Shares representing beneficial interests in Compass Diversified Holdings
Trading Symbol	CODI PR A
Security Exchange Name	NYSE
Series B Preferred Shares Representing Series B Trust Preferred Interest In Compass Diversified Holdings [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Preferred Shares representing beneficial interests in Compass Diversified Holdings
Trading Symbol	CODI PR B
Security Exchange Name	NYSE
Series C Preferred Shares Representing Series C Trust Preferred Interest In Compass Diversified Holdings [Member] [Domain]
Document Information [Line Items]
Title of 12(b) Security	Series C Preferred Shares representing beneficial interests in Compass Diversified Holdings
Trading Symbol	CODI PR C
Security Exchange Name	NYSE